Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Schedule of estimated useful lives for significant property and equipment

The estimated useful lives for significant property and equipment are as follows:

Buildings	20 years
Machinery and equipment	5 - 10 years
Transportation equipment	4 - 5 years
Office equipment	4 - 5 years
Electronic equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets	The estimated useful lives of the Company’s intangible assets are as follows:

Estimated Useful Life

Licenses and permits	Indefinite
Software	5 - 10 years
Land use right	50 years
Patents	10 years

Schedule of currency exchange rates that were used in creating the consolidated financial statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2020		December 31, 2019		December 31, 2018
US$:RMB exchange rate	Period End	$0.1533	Period End	$0.1436	Period End	$0.1513
	Average	$0.1448	Average	$0.1448	Average	$0.1454